DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	$ 656
Unrealized Losses on Derivative Financial Liabilities	(1,059)
Net Change	(403)	$ (159)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	196
Unrealized Losses on Derivative Financial Liabilities	(409)
Net Change	(213)	(128)
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	460
Unrealized Losses on Derivative Financial Liabilities	(633)
Net Change	(173)	(31)
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	0
Unrealized Losses on Derivative Financial Liabilities	(17)
Net Change	$ (17)	$ 0